Subsequent events (Details) - CAD ($) $ in Thousands			12 Months Ended
	Dec. 30, 2023	Nov. 08, 2023	Oct. 31, 2022	Jul. 01, 2024	Oct. 31, 2023	Jul. 24, 2020
Subsequent events (Placeholder)
Outstanding debt			$ 12,257		$ 12,644
Unsecured convertible debentures
Subsequent events (Placeholder)
Repayment of principle amount			$ 2,794
Outstanding debt						$ 10,808
Re-negotiated its convertible debenture | Unsecured convertible debentures
Subsequent events (Placeholder)
Repayment of principle amount		$ 5,025
Shares issued for debt		2,491,345
Cash payment	$ 2,792
Outstanding debt				$ 1,041